Accrued Expenses and Other Current Liabilities (Details) - Schedule of accrued expenses - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of accrued expenses [Abstract]
Accrued expenses and taxes	$ 1,977	$ 1,292
Accrued unvested option liability	101	151
Deferred revenue	308	44
Deferred rent	373	38
Warranty reserve	18	40
Total accrued expenses	$ 2,777	$ 1,565